SECURITIES AND EXCHANGE COMMISSION
	            WASHINGTON D.C. 20549

                    FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):
[  ] is a restatement.
[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Friedberg Investment Management
Address: 1717 St. Jame Suite 675
Houston, TX 77056

13F File Number: 28-12057

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.Person Signing this Report on Behalf of Reporting Manager:

Name: Jonathan Reichek
Title: Vice President of Research
Phone: 713-622-2332

Signature, Place, and Date of Signing:
February 11, 2013
Report Type (Check only one.):


[ X]       13F HOLDINGS REPORT.

[  ]       13F NOTICE.

[  ]       13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total:  84
Form 13F Information Table Value Total:  $189,696,000


List of Other Included Managers:
NONE

	FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- --------  -------
 Allete Inc                    COM               018522300   2181    53228    SH       SOLE                 3720              49508
 Am. Water Works               COM               030420103   812     21870    SH       SOLE                 3100              18770
 American Tower Corp           COM               029912201   4841    62650    SH       SOLE                 6310              56340
 Ametek Inc                    COM               031100100   5537    147375   SH       SOLE                 19380             127995
 Ansys                         COM               03662Q105   5680    84350    SH       SOLE                 10540             73810
 Atlantic Power Corp           COM               04878Q863   1681    147090   SH       SOLE                 26900             120190
 Balchem                       COM               057665200   1789    49090    SH       SOLE                 15280             33810
 Bonanza Creek Energy          COM               097793103   1093    39330    SH       SOLE                 6750              32580
 BP PLC                        ADR               055622104   466     11200    SH       SOLE                 0                 11200
 Brookfld Infrstr. Prtnrs      LP INT UNIT       G16252101   1804    51165    SH       SOLE                 7600              43565
 Campus Crest Comm             COM               13466Y105   694     56600    SH       SOLE                 7500              49100
 Cardtronics Inc               COM               14161H108   757     31890    SH       SOLE                 9900              21990
 Catamaran Corp                COM               148887102   4393    93260    SH       SOLE                 12910             80350
 Celgene                       COM               151020104   785     10000    SH       SOLE                 0                 10000
 Clean Harbors                 COM               184496107   3856    70100    SH       SOLE                 11200             58900
 Coca-Cola                     COM               191216100   860     23730    SH       SOLE                 1800              21930
 Copart                        COM               217204106   336     11400    SH       SOLE                 0                 11400
 Core Laboratories             COM               N22717107   5249    48020    SH       SOLE                 6150              41870
 Coresite Realty               COM               21870Q105   2934    106060   SH       SOLE                 580               105480
 Costco                        COM               22160K105   2490    25220    SH       SOLE                 1160              24060
 Digital Globe                 COM               25389M877   5648    231110   SH       SOLE                 29320             201790
 Digital Realty                COM               253868103   6049    89102    SH       SOLE                 10435             78667
 Disney                        COM               254687106   294     5900     SH       SOLE                 0                 5900
 Duke Energy                   COM               26441C105   510     7997     SH       SOLE                 0                 7997
 Enterprise Prod. Ptnrs        LP INT UNIT       293792107   1598    31916    SH       SOLE                 6300              25616
 Entertainment Prprts          COM               29380T105   230     4990     SH       SOLE                 0                 4990
 EOG Resources                 COM               26875P101   2779    23010    SH       SOLE                 3800              19210
 EQT Midstrm Pntrs             LP INT UNIT       26885B100   442     14192    SH       SOLE                 1650              12542
 Esterline Technologies        COM               297425100   3588    56405    SH       SOLE                 6100              50305
 Excel Trust Inc               COM               30068C109   407     32100    SH       SOLE                 2800              29300
 Financial Engines             COM               317485100   485     17480    SH       SOLE                 6400              11080
 Google Inc.                   COM               38259P508   551     779      SH       SOLE                 110               669
 Haynes International          COM               420877201   887     17105    SH       SOLE                 3180              13925
 HCP Inc.                      COM               40414L109   420     9300     SH       SOLE                 700               8600
 Health Care Reit              COM               42217K106   2245    36630    SH       SOLE                 2600              34030
 HMS Holdings Corp             COM               40425J101   2204    85030    SH       SOLE                 10700             74330
 Holly Energy Prtnrs           LP INT UNIT       435763107   3422    52027    SH       SOLE                 9020              43007
 Hormel Foods                  COM               440452100   290     9300     SH       SOLE                 0                 9300
 IDEXX Labs                    COM               45168D104   3567    38440    SH       SOLE                 3650              34790
 Illumina Inc                  COM               452327109   808     14530    SH       SOLE                 0                 14530
 Intuitive Surgical            COM               46120E602   1466    2990     SH       SOLE                 220               2770
 ITC Holdings                  COM               465685105   5216    67822    SH       SOLE                 6400              61422
 JPM Alerian MLP               COM               46625H365   2765    71901    SH       SOLE                 9800              62101
 Kayne Andrsn Midstrm          COM               48661E108   2757    95763    SH       SOLE                 16650             79113
 Liquidity Services            COM               53635B107   2240    54830    SH       SOLE                 7240              47590
 LKQ Corp                      COM               501889208   4340    205670   SH       SOLE                 19000             186670
 Magellan Midstream            LP INT UNIT       559080106   2242    51900    SH       SOLE                 1780              50120
 Main Street Capital           COM               56035L104   1464    48000    SH       SOLE                 0                 48000
 Masimo Corp                   COM               574795100   1619    77070    SH       SOLE                 20850             56220
 McDonald's                    COM               580135101   292     3310     SH       SOLE                 0                 3310
 Mid-Am. Apt. Cmnty's          COM               59522J103   1714    26470    SH       SOLE                 1680              24790
 Middleby Corp                 COM               596278101   4059    31660    SH       SOLE                 4040              27620
 Monotype Imaging              COM               61022P100   1973    123471   SH       SOLE                 23630             99841
 National Instruments          COM               636518102   5719    221568   SH       SOLE                 26275             195293
 NextEra Energy                COM               302571104   2241    32385    SH       SOLE                 1810              30575
 NIC Inc                       COM               62914B100   263     16100    SH       SOLE                 3700              12400
 Northwestern Corp             COM               668074305   1851    53300    SH       SOLE                 4450              48850
 Oceaneering Intl Inc          COM               675232102   3391    63040    SH       SOLE                 6290              56750
 Oil States Int'l              COM               678026105   5980    83589    SH       SOLE                 10530             73059
 Omega Healthcare              COM               681936100   232     9740     SH       SOLE                 0                 9740
 Plains All American PL        LP INT UNIT       726503105   8999    198925   SH       SOLE                 22014             176911
 Plains Nat Gas Storage        LP INT UNIT       693139107   2261    118690   SH       SOLE                 14100             104590
 Preformed Line Prdcts         COM               740444104   1604    27002    SH       SOLE                 3140              23862
 Questar                       COM               748356102   3813    192958   SH       SOLE                 18990             173968
 Rayonier Inc                  COM               754907103   1723    33250    SH       SOLE                 3500              29750
 ResMed Inc                    COM               761152107   3473    83540    SH       SOLE                 16070             67470
 Retail Opportunity            COM               76131N101   3828    297834   SH       SOLE                 27400             270434
 Ritchie Bros Auction          COM               767744105   525     25131    SH       SOLE                 1000              24131
 Sabra Health Care             COM               78573L106   1017    46825    SH       SOLE                 5600              41225
 Seadrill Ltd                  SHS               G7945E105   4398    119523   SH       SOLE                 14000             105523
 SHFL Entertainment            COM               825549108   1826    125960   SH       SOLE                 33380             92580
 Simon Property                COM               828806109   530     3350     SH       SOLE                 450               2900
 South Jersey Industries       COM               838518108   3367    66899    SH       SOLE                 7350              59549
 Southern Company              COM               842587107   1111    25950    SH       SOLE                 3480              22470
 Stag Industrial               COM               85254C305   3666    203980   SH       SOLE                 27700             176280
 Sun Communities               COM               866674104   1078    27025    SH       SOLE                 7150              19875
 Susser Holdings               COM               869233106   622     18030    SH       SOLE                 3300              14730
 Susser Petroleum              LP INT UNIT       869239103   1244    49450    SH       SOLE                 17850             31600
 Targa Resource Corp           COM               87612G101   758     14340    SH       SOLE                 900               13440
 Titan Machinery Inc           COM               88830R101   739     29900    SH       SOLE                 4050              25850
 Valeant Pharm                 COM               91911K102   666     11150    SH       SOLE                 2220              8930
 Ventas                        COM               92276F100   1556    24048    SH       SOLE                 1500              22548
 Verisk Analytics              CL A              92345Y106   2539    49810    SH       SOLE                 13170             36640
 Xcel Energy                   COM               98389B100   1864    69770    SH       SOLE                 8500              61270





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